Income Tax Expense	12 Months Ended
Jun. 30, 2026
Income Tax Expense [Abstract]
Income tax expense

4 Income tax expense

(a) Australian tax expense

(i)	Numerical reconciliation of income tax expense to prima facie tax payable

	30 June	30 June	30 June
	2026 $	2025 $	2024 $
Loss from continuing operations before income tax expense	(39,945,437)	(32,188,619)	(42,740,210)
Tax at the Australian tax rate of 25% (2025: 25%, 2024: 25%)	(9,986,359)	(8,047,155)	(10,685,053)
Tax effect of amounts which are not deductible/(taxable) in calculating taxable income:
Research and Development tax incentive	(2,524,310)	(2,342,136)	(323,145)
Accounting expenditure subject to R&D tax incentive	5,803,010	5,384,221	742,862
Accrued expenses	319,935	242,082	44,172
Amortization	(658,079)	(629,735)	-
Employee leave obligations	(43,146)	917	3,639
Patent costs	61,132	51,254	51,041
Share-based payments	601,489	473,837	660,045
Unrealized currency movements	3,011	43,430	(27,266)
Subtotal	3,563,043	3,223,870	1,151,348
Tax losses and other timing differences for which no deferred tax asset is recognized	6,423,316	4,827,533	9,533,705
Income tax expense	-	-	-

(ii) Tax losses

	30 June	30 June	30 June
	2026 $	2025 $	2024 $
Unused tax losses for which no deferred tax asset has been recognized	128,380,671	102,687,407	83,377,275
Potential tax benefit at 25% (2025: 25%, 2024: 25%)	32,095,168	25,671,852	20,844,319

The above potential tax benefit for tax losses has not been recognized in the statement of financial position as of 30 June 2026 as it is not probable that they will be utilized. These tax losses can only be utilized in the future if the continuity of ownership test is passed, or failing that, the same business test is passed. The taxation benefits of tax losses and temporary difference not brought to account will only be obtained if: (i) the entity derives future assessable income of a nature and of an amount sufficient to enable the benefit from the deductions for the losses to be realized; (ii) the entity continues to comply with the conditions for deductibility imposed by law; and (iii) no change in tax legislation adversely affects the entity in realizing the benefits from deducting the losses.

The group operates in different tax jurisdictions and continues to meet its statutory requirements in these jurisdictions. The tax losses in each jurisdiction are subject to testing to make sure they meet all relevant statutory tests for them to be offset against future income

(b) US tax expense

(i) Income tax expense

	30 June	30 June	30 June
	2026 $	2025 $	2024 $
Current tax
Current tax on profits for the year	54,440	103,292	96,364
Total current tax expense	54,440	103,292	96,364

Income tax expense	54,440	103,292	96,364

(ii) Numerical reconciliation of income tax expense to prima facie tax payable

	30 June 2026 $	30 June 2025 $	30 June 2024 $
Loss from continuing operations before income tax expense	(16,896,177)	(5,930,262)	(5,112,545)
Tax at the US tax rate of 27.5% (2025: 27.5%, 2024: 27.5%)*	(4,646,449)	(1,630,822)	(1,405,950)

Tax effect of amounts which are not deductible/(taxable) in calculating taxable income:
Accrued expenses	221,775	28,021	(17,719)
Amortization	(18,257)	(19,075)	-
Employee leave obligations	347,200	(13,835)	26,576
Unrealized currency (gains)/losses	(183,545)	(9,784)	-
Subtotal	367,173	(14,673)	8,857
Tax losses and other timing differences for which no deferred tax asset is recognized	4,333,716	1,748,787	1,493,457
Income tax expense	54,440	103,292	96,364

*	the tax rate is driven by 21.1% for the federal rate and 6.5% for the new York sate rate

(iii) Tax losses

	30 June	30 June	30 June
	2026	2025	2024
	$	$	$
Unused tax losses for which no deferred tax asset has been recognized	29,689,955	13,930,988	7,571,756
Potential tax benefit at 27.5% (2025: 27.5%, 2024: 27.5%)	8,164,738	3,831,022	2,082,233

The above potential tax benefit for tax losses has not been recognized in the statement of financial position as of 30 June 2026 as it is not probable that they will be utilized. These tax losses can only be utilized in the future if the continuity of ownership test is passed, or failing that, the same business test is passed. The taxation benefits of tax losses and temporary difference not brought to account will only be obtained if: (i) the entity derives future assessable income of a nature and of an amount sufficient to enable the benefit from the deductions for the losses to be realized; (ii) the entity continues to comply with the conditions for deductibility imposed by law; and (iii) no change in tax legislation adversely affects the entity in realizing the benefits from deducting the losses.

The group operates in different tax jurisdictions and continues to meet its statutory requirements in these jurisdictions. The tax losses in each jurisdiction are subject to testing to make sure they meet all relevant statutory tests for them to be offset against future income